Organization and Principal Activities (Financial information of consolidated VIEs) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Consolidated VIEs [Member] USD ($)	Dec. 31, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2013 Consolidated VIEs [Member] CNY	Dec. 31, 2012 Consolidated VIEs [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 332,481,000		2,062,908,000		1,941,037,000				$ 216,134,000	1,341,023,000	1,132,220,000
Non-current assets	42,536,000		263,922,000		115,723,000				11,314,000	70,197,000	43,736,000
Total assets	375,017,000		2,326,830,000		2,056,760,000				227,448,000	1,411,220,000	1,175,956,000
Accounts payable	43,774,000		271,599,000		218,604,000				56,733,000	352,008,000	217,556,000
Amounts due to related parties	3,625,000		22,489,000		21,034,000				143,000	886,000	509,000
Amounts due to inter-company entities									98,021,000	608,181,000	676,275,000
Advances from customers	2,835,000		17,587,000		10,732,000				2,801,000	17,380,000	10,519,000
Taxes payable	14,334,000		88,938,000		58,140,000				8,013,000	49,717,000	15,631,000
Salary and welfare payable	16,935,000		105,073,000		98,831,000				13,679,000	84,874,000	87,293,000
Accrued expenses and other current liabilities	13,910,000		86,307,000		62,153,000				12,398,000	76,916,000	50,389,000
Current liabilities	95,413,000		591,993,000		469,494,000				191,788,000	1,189,962,000	1,058,172,000
Non-current liabilities	2,929,000		18,179,000		12,231,000				2,929,000	18,179,000	12,231,000
Total liabilities	98,342,000		610,172,000		481,725,000				194,717,000	1,208,141,000	1,070,403,000
Revenues	263,975,000	[1]	1,637,860,000	[1]	1,424,475,000	[1]	1,111,004,000	[1]	263,164,000	1,632,827,000	1,418,693,000	1,105,053,000
Net income	42,245,000		262,119,000		278,023,000		107,359,000		8,565,000	53,141,000	14,851,000	16,359,000
Net cash provided by/(used in) operating activities	44,076,000		273,474,000		347,802,000		109,580,000		(17,848,000)	(110,741,000)	(311,286,000)	118,870,000
Net cash (used in)/provided by investing activities	63,368,000		393,172,000		(351,336,000)	[2]	471,030,000		65,054,000	403,635,000	(457,202,000)	(29,578,000)
Net cash provided by financing activities	(36,061,000)		(223,744,000)		(64,679,000)		(60,110,000)		1,612,000	10,000,000	0	0
Inter-company technical services fees									$ 66,800,000	414,400,000	380,900,000	186,000,000

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2012 2013 2014 2014 RMB RMB RMB US$ Net advertising revenues 35,438 45,127 55,565 8,956 Paid service revenues 429,125 413,407 291,610 46,999 Cost of revenues (67,481) (76,491) (45,917) (7,401) Sales and marketing expenses (916) (1,040) (1,246) (201) General and administrative expenses (646) (404) (354) (57)
[2]	Revised. In 2014, the classification of certain highly liquid principal-guaranteed investments products ("Products") reported as cash and cash equivalents were re-assessed and it was determined that these Products should have been classified as term deposits and short term investments to properly reflect the nature of these assets. These 2013 financial statements have been revised to present them as such.